Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property and Equipment
Schedule of property and equipment

	December 31, 2021	December 31, 2020
Machinery and equipment	$1,755	$939
Vehicles	1,754	825
Leasehold improvements	1,024	650
Computer equipment	298	167
Software	798	116
Furniture and fixtures	331	126
Capital projects in progress	957	1,081
Total cost	6,917	3,904
Accumulated depreciation and amortization	(2,026)	(1,289)
Total property and equipment, net	$4,891	$2,615